Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Schedule of reconciliation of controlling interest due to different currencies	As of December 31, 2024, the
line-by-line
reconciliation between Cemex’s controlling interest, as reported using the Dollar as presentation currency, and the Parent Company’s stockholders’ equity, using a convenience translation of the balances in Pesos translated using the exchange rate of 20.83 Pesos per Dollar as of December 31, 2024, is as follows:

		As of December 31, 2024

		Consolidated	Parent Company

Common stock and additional paid-in capital 1	$	7,699	4,958
Other equity reserves 1, 2		(770)	3,149
Retained earnings 2		5,247	4,069

Total controlling interest	$	12,176	12,176

1
The difference relates to the method of accruing Dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Pesos to Dollars. The cumulative effect of these changes in exchange rates is recognized against other equity reserves.

2
The difference relates to the method of accruing Dollars using the exchange rates of each month during the period for statement of income purposes. The cumulative effect of these changes in exchange rates is recognized against other equity reserves.

Summary of Breakdown of Common Stock and Additional Paid-in Capital
As of December 31, 2024 and 2023, the breakdown of consolidated common stock and additional paid-in
capital was as follows:

		2024	2023

Common stock	$	318	318
Additional paid-in capital		7,381	7,381

	$	7,699	7,699

Summary of Common Stock
As of December 31, 2024 and 2023, the common stock of Cemex, S.A.B. de C.V. was presented as follows:

	2024		2023

Shares 1	Series A 2	Series B 2	Series A 2	Series B 2

Subscribed and paid shares	29,016,656,496	14,508,328,248	29,016,656,496	14,508,328,248
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415

	29,898,099,326	14,949,049,663	29,898,099,326	14,949,049,663

1	As of December 31, 2024 and 2023, 13,068,000,000 shares correspond to the fixed portion, and 31,779,148,989 shares correspond to the variable portion, respectively.

2
Series “A” or Mexican shares must represent at least 64% of Cemex, S.A.B. de C.V.’s capital stock; Series “B” or free subscription shares must represent at most 36% of Cemex, S.A.B. de C.V.’s capital stock.

Summary of other Equity Reserves and Subordinated Notes
As of December 31, 2024 and 2023, the caption of other equity reserves and subordinated notes was integrated as follows:

		2024	2023

Other equity reserves	$	(2,756)	(2,349)
Subordinated notes		1,986	1,986

	$	(770)	(363)

Summary of Other Equity Reserves
As of December 31, 2024 and 2023, other equity reserves are detailed as follows:

		2024	2023

Cumulative translation effect, tax effects from deferred income taxes recognized directly in equity (note 20.2) and derivative financial instruments designated as cash flow hedges	$	(1,066)	(672)
Cumulative actuarial losses		(324)	(398)
Cumulative coupon accrued under perpetual debentures		(1,070)	(1,070)
Cumulative coupon accrued under subordinated notes		(347)	(204)
Other effects		51	(5)

	$	(2,756)	(2,349)

Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss)
For the years ended December 31, 2024, 2023 and 2022, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

		2024	2023	2022

Foreign currency translation results 1	$	(275)	356	(235)
Foreign exchange fluctuations from debt 2		68	(28)	(23)
Foreign exchange fluctuations from intercompany balances 3		1	(73)	(68)

	$	(206)	255	(326)

1
These effects refer to the translation result of the financial statements of foreign subsidiaries and include the changes in the fair value of foreign exchange forward contracts designated as a hedge of a net investment (note 17.4).

2	Generated by foreign exchange fluctuations over a notional amount of debt in Cemex, S.A.B. de C.V., identified and designated as a hedge of the net investment in foreign subsidiaries (note 29.3).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of Cemex España identified and designated as a hedge of the net investment in foreign subsidiaries.